FINANCIAL RISK MANAGEMENT - Financial assets (Details) - IDR (Rp) Rp in Billions	Dec. 31, 2018	Dec. 31, 2017
FINANCIAL RISK MANAGEMENT
Total financial assets	Rp 31,602	Rp 37,438
Loans and receivables | Cash and cash equivalents
FINANCIAL RISK MANAGEMENT
Total financial assets		25,145
Loans and receivables | Trade and other receivables, net
FINANCIAL RISK MANAGEMENT
Total financial assets		9,564
Loans and receivables | Other current financial asset
FINANCIAL RISK MANAGEMENT
Total financial assets		1,005
Loans and receivables | Other non-current assets
FINANCIAL RISK MANAGEMENT
Total financial assets		183
Available-for-sale financial assets | Available-for-sale investments
FINANCIAL RISK MANAGEMENT
Total financial assets		Rp 1,541
Amortized cost | Cash and cash equivalents
FINANCIAL RISK MANAGEMENT
Total financial assets	17,435
Amortized cost | Trade and other receivables, net
FINANCIAL RISK MANAGEMENT
Total financial assets	9,928
Amortized cost | Contract assets, net
FINANCIAL RISK MANAGEMENT
Total financial assets	1,560
Amortized cost | Other current financial asset
FINANCIAL RISK MANAGEMENT
Total financial assets	844
Amortized cost | Other non-current assets
FINANCIAL RISK MANAGEMENT
Total financial assets	443
FVTPL | Subsidiaries' investments
FINANCIAL RISK MANAGEMENT
Total financial assets	709
FVTPL | Mutual funds
FINANCIAL RISK MANAGEMENT
Total financial assets	470
FVTPL | Convertible bonds
FINANCIAL RISK MANAGEMENT
Total financial assets	Rp 213